Inventories	12 Months Ended
Mar. 31, 2019
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
11.	Inventories

	March 31, 2019	March 31, 2018
Trade inventories	1,715,314	645,848
	1,715,314	645,848
The inventories amounting to
₹
1,715,314 (March 31, 2018:
₹
645,414) are secured in connection with bank borrowings and overdraft.